Other Receivables and Other Current Assets (Details) - Schedule of Other Receivables and Other Current Assets - USD ($)		Sep. 30, 2024		Jun. 30, 2024		Jun. 30, 2023
Other Receivables and Other Current Assets [Abstract]
Collaboration deposits	[1]	$ 1,487,372
Deposits	[2]	131,049		120,880
Prepaid tax		24,913		20,752		$ 1,595
Prepaid expense		26,937	[3]	45,201	[3],[4]	552,044	[4]
Software development deposit		558,753	[5]	84,823	[5],[6]		[6]
Other receivable		130,851	[7]	127,226	[7],[8]		[8]
Total other receivables and other current assets		2,359,875		398,882		613,125
Provision for estimated credit loss		(233,392)		(212,053)
Total other receivables and other current assets		2,126,483		186,829
Current		639,111		186,829		$ 613,125
Non-current		$ 1,487,372

[1]	On September 20, 2024, the Company entered into a partnership agreement (the “Partnership Agreement”) with Credilab Sdn. Bhd. (“CLSB”) for five years. Pursuant to the Partnership Agreement, the Company and CLSB will establish a strategic partnership aimed at leveraging their respective core competencies, resources, and market expertise to drive mutual benefit and growth, while the Company will periodically provide collaboration deposit fund to CLSB, which CLSB will be utilized to support CLSB’s credit service activities for the portfolio clients introduced by the Company’s ZCity App (“Portfolio Clients”). In return, the Company will share half of the revenue and processing fee from CLSB’s profit derived from Portfolio Client. As of September 30, the Company has disbursed $1,487,372 collaboration deposits to CLSB.
[2]	The balance of deposits mainly represented deposit made by the Company to a third-party service provider to secure the service, security deposit consists of rent and utilities, and others. As of September 30, 2024 and June 30, 2024, $121,271 and $106,028 estimated credit loss was recorded against doubtful receivables.
[3]	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service. In July 2022, the Company entered into an IT service agreement (“Service Agreement”) with a third party. Pursuant to the Service Agreement, the third party will provide IT and advisory service to the Company to enhance its cyber security for a two-year period with a consideration of $477,251. The Company amortized the prepaid expense related to Service Agreement based on the service performed and completed during each period. As of June 30, 2024, the prepaid expense pertained to the Service Agreement has been fully amortized. In February 2024, the Company purchased a D&O Insurance premium amounting $74,078 which covers a period of twelve months, to be expired on February 24, 2025. As of September 30, 2024, the balance of prepaid expenses pertaining to the D&O Insurance amounted to $24,293.
[4]	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service. In July 2022, the Company entered into an IT service agreement (“Service Agreement”) with a third party. Pursuant to the Service Agreement, the third party will provide IT and advisory service to the Company to enhance its cyber security for a two-year period with a consideration of $477,251. The Company amortized the prepaid expense related to Service Agreement based on the service performed and completed during each period. As of June 30, 2024, the prepaid expense pertained to the Service Agreement has been fully amortized. In February 2024, the Company purchased a D&O Insurance premium amounting $74,078 which covers a period of twelve months, to be expired on February 24, 2025. As of June 30, 2024, the balance of prepaid expenses pertaining to the D&O Insurance amounted to $42,812.
[5]

The balance of Software development deposit consists as following:

On July 20, 2023, the Company entered into a software development agreement (the “Agreement”) with Nexgen Advisory Sdn Bhd (“Nexgen”), an unrelated third party. Pursuant to the Agreement, the Company engaged with Nexgen in software development related to the creation of an artificial intelligence-powered travel platform. As of September 30, 2023, the Company had made a $209,768 service deposit to Nexgen; however, the service had not yet commenced. On September 25, 2023, the Company terminated the Agreement with Nexgen. As of September 30, 2024, $121,945 of the service deposit were refunded by Nexgen. The remaining deposit of $84,823 is expected to recover by end of June 2025. As of September 30, 2024, and June 30, 2024, $48,508 and $42,412 estimated credit loss was recorded against the software development deposits.

[6]

The balance of Software development deposit consists as following:

On July 20, 2023, the Company entered into a software development agreement (the “Agreement”) with Nexgen Advisory Sdn Bhd (“Nexgen”), an unrelated third party. Pursuant to the Agreement, the Company engaged with Nexgen in software development related to the creation of an artificial intelligence-powered travel platform. As of September 30, 2023, the Company had made a $209,768 service deposit to Nexgen; however, the service had not yet commenced. On September 25, 2023, the Company terminated the Agreement with Nexgen. As of June 30, 2024, $121,945 of the service deposit were refunded by Nexgen. The remaining deposit of $84,823 is expected to recover by end of June 2025. As of June 30, 2024 and 2023, $42,412 and $0 estimated credit loss was recorded against the software development deposits.

[7]

The balance of other receivable consists as following:

On May 24, 2024, the Company has disposed all of its equity interest in Foodlink and its subsidiaries Morgan and for a consideration of $148,500. As of September 30, 2024, the Company has collected $21,274 from the Purchaser, and the remaining is expected to be fully repaid by January 2025. As of September 30, 2024 and June 30, 2024, $63,613 estimated credit loss was recorded against other receivable.

[8]

The balance of other receivable consists as following:

On May 24, 2024, the Company has disposed all of its equity interest in Foodlink and its subsidiaries Morgan and for a consideration of $148,500. As of June 30, 2024, the Company has collected $21,274 from the Purchaser, and the remaining is expected to be fully repaid by January 2025. As of June 30, 2024 and 2023, $63,613 and $0 estimated credit loss was recorded against other receivable.